SHARE BASED PAYMENT (Details) - EUR (€)			12 Months Ended
	May. 15, 2008	Jun. 28, 2007	Dec. 31, 2015
Share Based Payment Textual Details [Abstract]
Upper strike price range percentage			85.00%
Maximum options outstanding percentage			1.00%
Minimum strike price			€ 5
Program C [Member]
Stock Option Program [Line Items]
Maximum number of new ordinary shares to be issued.		12,000,000
Adjusted maximum number of new ordinary shares to be issued.	12,500,000